Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Dec. 30, 2016	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
C000150491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ACR Opportunity Fund (Class I/ACROX)
Accumulated Value		$ 10,000			$ 10,489		$ 11,671		$ 11,613		$ 11,446		$ 13,038		$ 16,773		$ 15,059		$ 16,781		$ 21,432	$ 24,171
C000176262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ACR Equity International Fund (Class I/ACREX)
Accumulated Value	$ 10,000		$ 10,840			$ 9,951		$ 10,467		$ 12,584		$ 14,376		$ 10,933		$ 12,454		$ 14,146		$ 15,614
MSCI ACWI Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (Net) Index
Accumulated Value		10,000			10,368		12,922		12,796		14,546		16,729		19,953		17,634		19,753		24,912	29,447
MSCI ACWI ex USA Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA (Net) Index
Accumulated Value	$ 10,000		$ 12,441			$ 11,431		$ 12,711		$ 13,921		$ 15,194		$ 13,390		$ 14,630		$ 16,537		$ 20,843
MSCI ACWI Gross Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (Gross) Index
Accumulated Value		$ 10,000			$ 10,428		$ 13,067		$ 13,007		$ 14,868		$ 17,184		$ 20,582		$ 18,278		$ 20,577		$ 26,068	$ 30,950